Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 1, 2020, to the

Prospectus and Statement of Additional Information

dated November 29, 2019, regarding the

DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX), CLASS A SHARES (DOMAX),

INSTITUTIONAL SHARES (DOMOX) AND CLASS Y SHARES (DOMYX)

NEW MANAGEMENT FEE SCHEDULE APPROVED

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved a reduction in the aggregate management fees of the Domini Impact International Equity Fund (the “Fund”) effective August 1, 2020.

1.	Domini Impact International Equity Fund

a.	In the section titled “Fees and expenses of the Fund” on page 11 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share classes	Investor	Class A	Institutional	Class Y
Management fees[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees	0.25%	0.25%	None	None
Other expenses	0.28%	0.46%[1]	0.13%	0.25%
Total annual Fund operating expenses[1]	1.38%	1.56%	0.98%	1.10%
Fee waivers and expense reimbursements	0.00%	-0.13%[1,2]	0.00%	0.00%
Total annual Fund operating expenses after fee waivers and expense reimbursements[1]	1.38%	1.43%	0.98%	1.10%

[1]	Restated to reflect current fees.
[2]
The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A shares to 1.43%. The Class A share agreement expires on November 30, 2020, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 11 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$141	$437	$755	$1,657
Class A	$614	$932	$1,273	$2,233
Institutional	$100	$312	$542	$1,201
Class Y	$112	$350	$606	$1,340

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.

Domini Impact International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated August 1, 2020, to the

Prospectus and Statement of Additional Information

dated November 29, 2019, regarding the

DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM

INVESTOR SHARES (DOMIX), CLASS A SHARES (DOMAX),

INSTITUTIONAL SHARES (DOMOX) AND CLASS Y SHARES (DOMYX)

NEW MANAGEMENT FEE SCHEDULE APPROVED

The Board of Trustees of the Domini Investment Trust (the “Board”) has approved a reduction in the aggregate management fees of the Domini Impact International Equity Fund (the “Fund”) effective August 1, 2020.

1.	Domini Impact International Equity Fund

a.	In the section titled “Fees and expenses of the Fund” on page 11 of the prospectus, the table entitled “Annual Fund operating expenses” is deleted in its entirety and replaced with the following:

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share classes	Investor	Class A	Institutional	Class Y
Management fees[1]	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) fees	0.25%	0.25%	None	None
Other expenses	0.28%	0.46%[1]	0.13%	0.25%
Total annual Fund operating expenses[1]	1.38%	1.56%	0.98%	1.10%
Fee waivers and expense reimbursements	0.00%	-0.13%[1,2]	0.00%	0.00%
Total annual Fund operating expenses after fee waivers and expense reimbursements[1]	1.38%	1.43%	0.98%	1.10%

[1]	Restated to reflect current fees.
[2]
The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A shares to 1.43%. The Class A share agreement expires on November 30, 2020, absent an earlier modification by the Fund’s Board.

b.	In the section titled “Example” on page 11 of the prospectus, the table entitled “Share classes” is deleted in its entirety and replaced with the following:

Share classes (whether or not shares are redeemed)	1 Year	3 Years	5 Years	10 Years
Investor	$141	$437	$755	$1,657
Class A	$614	$932	$1,273	$2,233
Institutional	$100	$312	$542	$1,201
Class Y	$112	$350	$606	$1,340

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Domini Impact International Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.38%	[1]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.38%	[1]
1 Year	rr_ExpenseExampleYear01	$ 141
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	755
10 Years	rr_ExpenseExampleYear10	1,657
1 Year	rr_ExpenseExampleNoRedemptionYear01	141
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	755
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
Domini Impact International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.43%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2020
1 Year	rr_ExpenseExampleYear01	$ 614
3 Years	rr_ExpenseExampleYear03	932
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,233
1 Year	rr_ExpenseExampleNoRedemptionYear01	614
3 Years	rr_ExpenseExampleNoRedemptionYear03	932
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,233
Domini Impact International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.98%	[1]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
Domini Impact International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.10%	[1]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	606
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,340

[1]	Restated to reflect current fees.
[2]	The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A shares to 1.43%. The Class A share agreement expires on November 30, 2020, absent an earlier modification by the Fund’s Board.